SUBSEQUENT EVENT (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 18, 2019 USD ($) $ / shares
Subsequent Event [Line Items]
Cash dividend declare per share | $ / shares	$ 0.45
Dividend payable | $	$ 25,000
Dividend payable to be paid date	Apr. 11, 2019
Dividend payable record date	Mar. 29, 2019